                        PILOT INTERNATIONAL EQUITY FUND

                       CLASS A SHARES AND CLASS B SHARES
   SUPPLEMENT DATED FEBRUARY 24, 1997 TO THE PROSPECTUS DATED JANUARY 2, 1997

     On January 7, 1997, Boatmen's Bancshares, Inc. merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Boatmen's Trust Company ("Boatmen's"), the investment adviser for each series of The Pilot Funds (the "Trust"), became a wholly-owned subsidiary of NationsBank.

     The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") relating to the proposed reorganization of the Fund into Nations International Growth Fund, a series of Nations Fund, Inc. (the "Reorganization"). Nations Fund, Inc. is an open-end management investment company registered under the Investment Company Act of 1940. Currently, NationsBanc Advisors, Inc., an indirect subsidiary of NationsBank, serves as investment adviser for Nations International Growth Fund. The Reorganization is subject to the satisfaction of a number of conditions, including approval by Fund shareholders. It is currently anticipated Fund shareholders will meet in April 1997 to consider a proposal to approve the Reorganization Agreement.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

                        PILOT INTERNATIONAL EQUITY FUND

                                  PILOT SHARES
   SUPPLEMENT DATED FEBRUARY 24, 1997 TO THE PROSPECTUS DATED JANUARY 2, 1997

     On January 7, 1997, Boatmen's Bancshares, Inc. merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Boatmen's Trust Company ("Boatmen's"), the investment adviser for each series of The Pilot Funds (the "Trust"), became a wholly-owned subsidiary of NationsBank.

     The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") relating to the proposed reorganization of the Fund into Nations International Growth Fund, a series of Nations Fund, Inc. (the "Reorganization"). Nations Fund, Inc. is an open-end management investment company registered under the Investment Company Act of 1940. Currently, NationsBanc Advisors, Inc., an indirect subsidiary of NationsBank, serves as investment adviser for Nations International Growth Fund. The Reorganization is subject to the satisfaction of a number of conditions, including approval by Fund shareholders. It is currently anticipated Fund shareholders will meet in April 1997 to consider a proposal to approve the Reorganization Agreement.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

                       PILOT DIVERSIFIED BOND INCOME FUND
                     PILOT U.S. GOVERNMENT SECURITIES FUND
               PILOT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
                           PILOT MUNICIPAL BOND FUND
                     PILOT INTERMEDIATE MUNICIPAL BOND FUND

                       CLASS A SHARES AND CLASS B SHARES
   SUPPLEMENT DATED FEBRUARY 24, 1997 TO THE PROSPECTUS DATED JANUARY 2, 1997

     On January 7, 1997, Boatmen's Bancshares, Inc. merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Boatmen's Trust Company ("Boatmen's"), the investment adviser for each series of The Pilot Funds (the "Trust"), became a wholly-owned subsidiary of NationsBank.

     The Board of Trustees of the Trust has approved Agreements and Plans of Reorganization (the "Reorganization Agreements") relating to the proposed consolidation of the portfolios of the Trust (each a "Pilot Fund") with corresponding portfolios of Nations Fund, Inc. and Nations Fund Trust (each a "Nations Fund"). Nations Fund, Inc. and Nations Fund Trust are each open-end management investment companies registered under the Investment Company Act of 1940. Currently, NationsBanc Advisors, Inc., an indirect subsidiary of NationsBank, serves as investment adviser for each Nations Fund. Pursuant to the applicable Reorganization Agreement, each Pilot Fund described in this Prospectus will reorganize into the corresponding Nations Fund indicated below (a "Reorganization"). Each Reorganization is subject to the satisfaction of a number of conditions, including approval by shareholders of the affected Pilot Fund. It is currently anticipated that shareholders of each Pilot Fund will meet in April 1997 to consider proposals to approve each Reorganization.

PILOT FUND                              CORRESPONDING NATIONS FUND
----------                              --------------------------

Pilot Diversified Bond Income Fund      Nations Strategic Fixed Income Fund

Pilot Intermediate Municipal Bond Fund  Nations Intermediate Municipal Bond
                                          Fund

Pilot Intermediate U.S. Government      Nations Short-Intermediate Government
  Securities Fund                         Fund

Pilot Municipal Bond Fund               Nations Municipal Income Fund

Pilot U.S. Government Securities Fund   Nations U.S. Government Bond Fund


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

                       PILOT DIVERSIFIED BOND INCOME FUND
                     PILOT U.S. GOVERNMENT SECURITIES FUND
               PILOT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
                           PILOT MUNICIPAL BOND FUND
                     PILOT INTERMEDIATE MUNICIPAL BOND FUND

                                  PILOT SHARES
   SUPPLEMENT DATED FEBRUARY 24, 1997 TO THE PROSPECTUS DATED JANUARY 2, 1997

     On January 7, 1997, Boatmen's Bancshares, Inc. merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Boatmen's Trust Company ("Boatmen's"), the investment adviser for each series of The Pilot Funds (the "Trust"), became a wholly-owned subsidiary of NationsBank.

     The Board of Trustees of the Trust has approved Agreements and Plans of Reorganization (the "Reorganization Agreements") relating to the proposed consolidation of the portfolios of the Trust (each a "Pilot Fund") with corresponding portfolios of Nations Fund, Inc. and Nations Fund Trust (each a "Nations Fund"). Nations Fund, Inc. and Nations Fund Trust are each open-end management investment companies registered under the Investment Company Act of 1940. Currently, NationsBanc Advisors, Inc., an indirect subsidiary of NationsBank, serves as investment adviser for each Nations Fund. Pursuant to the applicable Reorganization Agreement, each Pilot Fund described in this Prospectus will reorganize into the corresponding Nations Fund indicated below (a "Reorganization"). Each Reorganization is subject to the satisfaction of a number of conditions, including approval by shareholders of the affected Pilot Fund. It is currently anticipated that shareholders of each Pilot Fund will meet in April 1997 to consider proposals to approve each Reorganization.

PILOT FUND                                CORRESPONDING NATIONS FUND
----------                                --------------------------

Pilot Diversified Bond Income Fund        Nations Strategic Fixed Income Fund

Pilot Intermediate Municipal Bond Fund    Nations Intermediate Municipal Bond
                                             Fund

Pilot Intermediate U.S. Government        Nations Short-Intermediate Government
  Securities Fund                            Fund

Pilot Municipal Bond Fund                 Nations Municipal Income Fund

Pilot U.S. Government Securities Fund     Nations U.S. Government Bond Fund


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

                      PILOT SHORT-TERM U.S. TREASURY FUND
                    PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
                  PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
                   PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND

                                INVESTOR SHARES
   SUPPLEMENT DATED FEBRUARY 24, 1997 TO THE PROSPECTUS DATED JANUARY 2, 1997

     On January 7, 1997, Boatmen's Bancshares, Inc. merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Boatmen's Trust Company ("Boatmen's"), the investment adviser for each series of The Pilot Funds (the "Trust"), became a wholly-owned subsidiary of NationsBank.

     The Board of Trustees of the Trust has approved Agreements and Plans of Reorganization (the "Reorganization Agreements") relating to the proposed consolidation of the portfolios of the Trust (each a "Pilot Fund") with corresponding portfolios of Nations Fund, Inc. and Nations Fund Trust (each a "Nations Fund"). Nations Fund, Inc. and Nations Fund Trust are each open-end management investment companies registered under the Investment Company Act of 1940. Currently, NationsBanc Advisors, Inc., an indirect subsidiary of NationsBank, serves as investment adviser for each Nations Fund. Pursuant to the applicable Reorganization Agreement, each Pilot Fund described in this Prospectus will reorganize into the corresponding Nations Fund indicated below (a "Reorganization"). Each Reorganization is subject to the satisfaction of a number of conditions, including approval by shareholders of the affected Pilot Fund. It is currently anticipated that shareholders of each Pilot Fund will meet in April 1997 to consider proposals to approve each Reorganization.

PILOT FUND                                      CORRESPONDING NATIONS FUND
----------                                      --------------------------

Pilot Missouri Short-Term Tax-Exempt Fund       Nations Tax Exempt Fund

Pilot Short-Term Diversified Assets Fund        Nations Prime Fund

Pilot Short-Term Tax-Exempt Diversified Fund    Nations Tax Exempt Fund

Pilot Short-Term U.S. Treasury Fund             Nations Treasury Fund


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

                      PILOT SHORT-TERM U.S. TREASURY FUND
                    PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
                  PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
                   PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND

                             ADMINISTRATION SHARES
   SUPPLEMENT DATED FEBRUARY 24, 1997 TO THE PROSPECTUS DATED JANUARY 2, 1997

     On January 7, 1997, Boatmen's Bancshares, Inc. merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Boatmen's Trust Company ("Boatmen's"), the investment adviser for each series of The Pilot Funds (the "Trust"), became a wholly-owned subsidiary of NationsBank.

     The Board of Trustees of the Trust has approved Agreements and Plans of Reorganization (the "Reorganization Agreements") relating to the proposed consolidation of the portfolios of the Trust (each a "Pilot Fund") with corresponding portfolios of Nations Fund, Inc. and Nations Fund Trust (each a "Nations Fund"). Nations Fund, Inc. and Nations Fund Trust are each open-end management investment companies registered under the Investment Company Act of 1940. Currently, NationsBanc Advisors, Inc., an indirect subsidiary of NationsBank, serves as investment adviser for each Nations Fund. Pursuant to the applicable Reorganization Agreement, each Pilot Fund described in this Prospectus will reorganize into the corresponding Nations Fund indicated below (a "Reorganization"). Each Reorganization is subject to the satisfaction of a number of conditions, including approval by shareholders of the affected Pilot Fund. It is currently anticipated that shareholders of each Pilot Fund will meet in April 1997 to consider proposals to approve each Reorganization.

PILOT FUND                                     CORRESPONDING NATIONS FUND
----------                                     --------------------------

Pilot Missouri Short-Term Tax-Exempt Fund      Nations Tax Exempt Fund

Pilot Short-Term Diversified Assets Fund       Nations Prime Fund

Pilot Short-Term Tax-Exempt Diversified Fund   Nations Tax Exempt Fund

Pilot Short-Term U.S. Treasury Fund            Nations Treasury Fund


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

                          PILOT GROWTH AND INCOME FUND
                            PILOT EQUITY INCOME FUND
                               PILOT GROWTH FUND
                     PILOT SMALL CAPITALIZATION EQUITY FUND

                       CLASS A SHARES AND CLASS B SHARES
           SUPPLEMENT DATED FEBRUARY 24, 1997 TO THE PROSPECTUS DATED
                JANUARY 2, 1997 AS SUPPLEMENTED JANUARY 31, 1997

     On January 7, 1997, Boatmen's Bancshares, Inc. merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Boatmen's Trust Company ("Boatmen's"), the investment adviser for each series of The Pilot Funds (the "Trust"), became a wholly-owned subsidiary of NationsBank.

     The Board of Trustees of the Trust has approved Agreements and Plans of Reorganization (the "Reorganization Agreements") relating to the proposed consolidation of the portfolios of the Trust (each a "Pilot Fund") with corresponding portfolios of Nations Fund, Inc. and Nations Fund Trust (each a "Nations Fund"). Nations Fund, Inc. and Nations Fund Trust are each open-end management investment companies registered under the Investment Company Act of 1940. Currently, NationsBanc Advisors, Inc., an indirect subsidiary of NationsBank, serves as investment adviser for each Nations Fund. Pursuant to the applicable Reorganization Agreement, each Pilot Fund described in this Prospectus will reorganize into the corresponding Nations Fund indicated below (a "Reorganization"). Each Reorganization is subject to the satisfaction of a number of conditions, including approval by shareholders of the affected Pilot Fund. It is currently anticipated that shareholders of each Pilot Fund will meet in April 1997 to consider proposals to approve each Reorganization.

PILOT FUND                                CORRESPONDING NATIONS FUND
----------                                --------------------------

Pilot Growth and Income Fund              Nations Value Fund

Pilot Equity Income Fund                  Nations Equity Income Fund

Pilot Growth Fund                         Nations Disciplined Equity Fund

Pilot Small Capitalization Equity Fund    Nations Small Company Growth Fund


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

                          PILOT GROWTH AND INCOME FUND
                            PILOT EQUITY INCOME FUND
                               PILOT GROWTH FUND
                     PILOT SMALL CAPITALIZATION EQUITY FUND

                                  PILOT SHARES
   SUPPLEMENT DATED FEBRUARY 24, 1997 TO THE PROSPECTUS DATED JANUARY 2, 1997
                        AS SUPPLEMENTED JANUARY 31, 1997

     On January 7, 1997, Boatmen's Bancshares, Inc. merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Boatmen's Trust Company ("Boatmen's"), the investment adviser for each series of The Pilot Funds (the "Trust"), became a wholly-owned subsidiary of NationsBank.

     The Board of Trustees of the Trust has approved Agreements and Plans of Reorganization (the "Reorganization Agreements") relating to the proposed consolidation of the portfolios of the Trust (each a "Pilot Fund") with corresponding portfolios of Nations Fund, Inc. and Nations Fund Trust (each a "Nations Fund"). Nations Fund, Inc. and Nations Fund Trust are each open-end management investment companies registered under the Investment Company Act of 1940. Currently, NationsBanc Advisors, Inc., an indirect subsidiary of NationsBank, serves as investment adviser for each Nations Fund. Pursuant to the applicable Reorganization Agreement, each Pilot Fund described in this Prospectus will reorganize into the corresponding Nations Fund indicated below (a "Reorganization"). Each Reorganization is subject to the satisfaction of a number of conditions, including approval by shareholders of the affected Pilot Fund. It is currently anticipated that shareholders of each Pilot Fund will meet in April 1997 to consider proposals to approve each Reorganization.

PILOT FUND                               CORRESPONDING NATIONS FUND
----------                               --------------------------

Pilot Growth and Income Fund             Nations Value Fund

Pilot Equity Income Fund                 Nations Equity Income Fund

Pilot Growth Fund                        Nations Disciplined Equity Fund

Pilot Small Capitalization Equity Fund   Nations Small Company Growth Fund


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE

                      PILOT SHORT-TERM U.S. TREASURY FUND
                    PILOT SHORT-TERM DIVERSIFIED ASSETS FUND
                  PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
                   PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND

                                  PILOT SHARES
   SUPPLEMENT DATED FEBRUARY 24, 1997 TO THE PROSPECTUS DATED JANUARY 2, 1997

     On January 7, 1997, Boatmen's Bancshares, Inc. merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Boatmen's Trust Company ("Boatmen's"), the investment adviser for each series of The Pilot Funds (the "Trust"), became a wholly-owned subsidiary of NationsBank.

     The Board of Trustees of the Trust has approved Agreements and Plans of Reorganization (the "Reorganization Agreements") relating to the proposed consolidation of the portfolios of the Trust (each a "Pilot Fund") with corresponding portfolios of Nations Fund, Inc. and Nations Fund Trust (each a "Nations Fund"). Nations Fund, Inc. and Nations Fund Trust are each open-end management investment companies registered under the Investment Company Act of 1940. Currently, NationsBanc Advisors, Inc., an indirect subsidiary of NationsBank, serves as investment adviser for each Nations Fund. Pursuant to the applicable Reorganization Agreement, each Pilot Fund described in this Prospectus will reorganize into the corresponding Nations Fund indicated below (a "Reorganization"). Each Reorganization is subject to the satisfaction of a number of conditions, including approval by shareholders of the affected Pilot Fund. It is currently anticipated that shareholders of each Pilot Fund will meet in April 1997 to consider proposals to approve each Reorganization.

PILOT FUND                                            CORRESPONDING NATIONS FUND
Pilot Missouri Short-Term Tax-Exempt Fund             Nations Tax Exempt Fund

Pilot Short-Term Diversified Assets Fund              Nations Prime Fund

Pilot Short-Term Tax-Exempt Diversified Fund          Nations Tax Exempt Fund

Pilot Short-Term U.S. Treasury Fund                   Nations Treasury Fund



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE